6. TRADE RECEIVABLES (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 2,078,182	R$ 2,197,078
Third parties
Disclosure of fair value measurement of assets [line items]
Trade receivables	2,222,217	2,273,669
Third parties | Current
Disclosure of fair value measurement of assets [line items]
Trade receivables	1,514,847	1,391,839
Third parties | Past-due up to 30 days
Disclosure of fair value measurement of assets [line items]
Trade receivables	177,287	167,760
Third parties | Past-due up to 180 days
Disclosure of fair value measurement of assets [line items]
Trade receivables	47,684	142,346
Third parties | Past-due over 180 days
Disclosure of fair value measurement of assets [line items]
Trade receivables	R$ 482,399	R$ 571,724